Taxes - Tax loss carryforwards, maturity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 31,323	$ 30,041	$ 26,617
Adjustments in deferred income tax assets	$ 1,816	$ 3,769
NOLs usage limit	30.00%
Next twelve months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 318
Year one
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	436
Year two
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	254
Year three
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	218
Year four
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	159
Year five
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	953
Year six
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,674
Year seven
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,885
Year eight
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,239
Tenth 12 months and thereafter
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,615
No expiration (Brazil and Colombia)
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 16,572